Miller Income Fund
December 31, 2021
Schedule of Investments (Unaudited)
SECURITY			SHARES	VALUE
COMMON STOCKS - 65.6%

CONSUMER DISCRETIONARY - 6.2%
Diversified Consumer Services - 3.8%
H&R Block Inc.			410,000	$9,659,600
Specialty Retail - 2.4%
Chico's FAS Inc. *			1,180,900	6,353,242
TOTAL CONSUMER DISCRETIONARY				16,012,842

CONSUMER STAPLES - 2.6%
Tobacco - 2.6%
British American Tobacco PLC			183,300	6,781,951
TOTAL CONSUMER STAPLES				6,781,951

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Alliance Resource Partners LP			350,000	4,424,000
TOTAL ENERGY				4,424,000

FINANCIALS - 24.0%
Banks - 3.3%
Citigroup Inc.			55,000	3,321,450
Sberbank of Russia PJSC - ADR			328,000	5,166,000
Total Banks				8,487,450
Capital Markets - 9.4%
Apollo Global Management Inc.			85,000	6,156,550
Carlyle Group Inc/The			88,000	4,831,200
Lazard Ltd., Class A Shares			122,200	5,331,586
Sculptor Capital Management Inc.			372,400	7,950,740
Total Capital Markets				24,270,076
Consumer Finance - 3.3%
OneMain Holdings Inc.			167,700	8,391,708
Diversified Financial Services - 1.5%
Jackson Financial, Inc.			95,000	3,973,850
Mortgage Real Estate Investment Trusts (REITs) - 4.7%
Chimera Investment Corp.			561,400	8,465,912
MFA Financial Inc.			773,850	3,528,756
Total Mortgage Real Estate Investment Trusts (REITs)				11,994,668
Thrifts & Mortgage Finance - 1.8%
Home Point Capital Inc.			1,014,045	4,563,203
TOTAL FINANCIALS				61,680,955

HEALTH CARE - 6.5%
Pharmaceuticals - 6.5%
Organon & Co.			180,000	5,481,000
Viatris Inc.			825,000	11,162,250
TOTAL HEALTH CARE				16,643,250

INDUSTRIALS - 6.7%
Commercial Services & Supplies - 6.7%
Pitney Bowes Inc.			1,110,000	7,359,300
Public Policy Holding Co, Inc. *			4,120,025	7,918,835
Quad/Graphics Inc. *			477,800	1,911,200
TOTAL INDUSTRIALS				17,189,335

SECURITY			SHARES	VALUE

MATERIALS - 9.8%
Chemicals - 4.6%
Chemours Co/The			355,600	$11,933,936
Metals & Mining - 5.2%
Alrosa PJSC			2,478,100	4,052,680
Vale SA - ADR			665,000	9,323,300
Total Metals & Mining				13,375,980
TOTAL MATERIALS				25,309,916

INFORMATION TECHNOLOGY - 3.2%
Software - 2.4%
Stronghold Digital Mining, Inc. *			481,441	6,186,517
Technology Hardware, Storage & Peripherals - 0.8%
Diebold Nixdorf Inc. *			230,000	2,081,500
TOTAL INFORMATION TECHNOLOGY				8,268,017

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.9%
CTO Realty Growth, Inc.			50,000	3,071,000
GEO Group Inc/The			300,000	2,325,000
Preferred Apartment Communities Inc.			396,000	7,151,760
TOTAL REAL ESTATE				12,547,760

TOTAL COMMON STOCKS (Cost - $143,576,063)				168,858,026
	RATE
PREFERRED STOCKS - 1.9%
INFORMATION TECHNOLOGY - 1.9%
Software - 1.9%
Greenidge Generation Holdings, Inc.	8.500%		210,000	4,998,000
TOTAL PREFERRED STOCKS (Cost - $5,229,688)				4,998,000

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS - 2.0%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
SmileDirectClub, Inc. (a)		2/1/26	$3,500,000	1,375,696

INFORMATION TECHNOLOGY - 1.5%
Software - 1.5%
MicroStrategy Inc.	0.750%	12/15/25	2,300,000	3,670,455
TOTAL CONVERTIBLE BOND (Cost - $4,051,191)				5,046,151

CORPORATE BONDS - 29.7%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
Lumen Technologies Inc.	7.600%	9/15/39	5,925,000	6,399,000
TOTAL COMMUNICATION SERVICES				6,399,000

CONSUMER DISCRETIONARY - 7.5%
Multiline Retail - 3.4%
Macy's Retail Holdings LLC	6.375%	3/15/37	4,550,000	4,823,969
Nordstrom Inc.	7.000%	1/15/38	3,770,000	4,110,706
Total Multiline Retail				8,934,675
Specialty Retail - 4.1%
Bed Bath & Beyond Inc.	5.165%	8/1/44	12,509,000	10,476,288
TOTAL CONSUMER DISCRETIONARY				19,410,963

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

ENERGY - 1.2%
Oil & Gas Refining - 1.2%
PBF Holding Co LLC / PBF Finance Corp.	7.250%	6/15/25	4,250,000	$3,049,375
TOTAL ENERGY				3,049,375

HEALTH CARE- 7.3%
Pharmaceuticals - 7.3%
Endo Finance LLC (a)	6.000%	6/30/28	$17,352,000	13,014,000
Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	6,650,000	5,727,608
TOTAL HEALTH CARE				18,741,608

INDUSTRIALS - 3.7%
Commercial Services & Supplies - 3.7%
Pitney Bowes Inc. (a)	7.250%	3/15/29	9,100,000	9,464,000
TOTAL INDUSTRIALS				9,464,000

MATERIALS - 2.3%
Metals & Mining - 2.3%
Cleveland-Cliffs Inc.	6.250%	10/1/40	5,605,000	6,018,369
TOTAL MATERIALS				6,018,369

REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
GEO Group Inc/The	5.125%	4/1/23	425,000	405,875
GEO Group Inc/The	5.875%	10/15/24	14,650,000	12,892,000
TOTAL REAL ESTATE				13,297,875
TOTAL CORPORATE BONDS (Cost - $68,062,094)				76,381,190

RIGHTS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources Escrow Position *			11,195	–
TOTAL RIGHTS (Cost - $0)				–

TOTAL INVESTMENTS - 99.2% (Cost - $220,919,037)				$255,283,367
Other Assets in Excess of Liabilities - 0.8%				1,952,095
TOTAL NET ASSETS - 100.0%				$257,235,462

ADR - American Depositary Receipt
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
LP - Limited Partnership
* Non-income producing security.

(a) Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.  At December 31, 2021, the value of these securities totaled $23,853,696 or 9.3% of net assets.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1
- Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2
- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	- Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2021:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments (a)
Common Stocks	$168,858,026	$-	$-	$168,858,026
Preferred Stocks	4,998,000	-	-	4,998,000
Convertible Bond	-	5,046,151	-	5,046,151
Corporate Bonds	-	76,381,190	-	76,381,190
Total Investments	$173,856,026	$81,427,341	$-	$255,283,367

(a) See Schedule of Investments for additional detailed categorizations.